Equity - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended
	Oct. 31, 2021 USD ($) vote $ / shares shares	Oct. 31, 2021 USD ($) vote $ / shares shares	Jan. 31, 2021 $ / shares shares	Jan. 31, 2020 $ / shares shares
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Purchased share price (in Dollars per share) | $ / shares	$ 12.85	$ 12.85
Change in fair value of warrant liabilities | $		$ 11,302
Aggregate amount of purchased shares (in Shares)		5,200,000
Sale of Stock, Consideration Received on Transaction | $		$ 5,200
Number of private warrants exercised	5,189,800	5,189,800
Sale price of common stock | $ / shares	18.00	18.00
Exercise of warrants	28,719
Proceeds from exercise of warrants | $ | $	$ 330
Public warrants exercised price | $ / shares	11.50	11.50
Public warrants expiration period		5 years
Price per warrant | $ / shares	0.01	0.01
Common stock, shares outstanding	88,718,630	88,718,630
Public Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Not exercised warrants	8,596,273	8,596,273
Exercise of warrants	28,719
Private Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Purchased share price (in Dollars per share) | $ / shares	$ 1.00	$ 1.00
Not exercised warrants	10,200	10,200
Class A Common Stock
Stockholders' Equity (Details) [Line Items]
Purchased share price (in Dollars per share) | $ / shares	$ 11.50	$ 11.50
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, votes per share | Vote | vote	1	1
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	88,718,630	88,718,630	66,933,566	66,933,566
Common stock, shares outstanding	65,353,098	65,353,098	60,121,819	60,121,819
Private warrants redeemed	3,188,229	3,188,229
Class A Common Stock | Private Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Purchased share price (in Dollars per share) | $ / shares	$ 11.50	$ 11.50
Aggregate of shares (in Shares)	0.6	0.6